Allowance for Loan Losses (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 945	$ 886
Collectively evaluated for impairment	2,689	2,709
Total ending allowance	3,634	3,595
Loans:
Individually evaluated for impairment	4,300	11,218
Collectively evaluated for impairment	340,475	297,500
Total ending loan balance	344,881	309,449
Commercial Construction [Member]
Loans:
Total ending loan balance	11,082	2,322
Commercial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	885	764
Collectively evaluated for impairment	1,555	1,352
Total ending allowance	2,440	2,116
Loans:
Individually evaluated for impairment	2,920	9,005
Collectively evaluated for impairment	151,910	108,688
Total ending loan balance	154,830	118,312
Commercial Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	43	122
Collectively evaluated for impairment	548	554
Total ending allowance	591	676
Loans:
Individually evaluated for impairment	1,283	2,206
Collectively evaluated for impairment	39,089	36,999
Total ending loan balance	40,478	39,317
Mortgage Warehouse [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	460	654
Total ending allowance	460	654
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	128,902	132,636
Total ending loan balance	128,902	132,636
Residential Construction [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4	4
Total ending allowance	4	4
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	3,301	1,664
Total ending loan balance	3,301	1,664
Home Equity [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	17	0
Collectively evaluated for impairment	76	90
Total ending allowance	93	90
Loans:
Individually evaluated for impairment	97	7
Collectively evaluated for impairment	13,893	13,188
Total ending loan balance	13,990	13,195
Consumer and Other [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	46	55
Total ending allowance	46	55
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	3,380	4,325
Total ending loan balance	3,380	4,325
Unallocated [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total ending allowance	0	0
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total ending loan balance	0	0
Receivables Acquired with Deteriorated Credit Quality [Member]
Ending allowance balance attributable to loans:
Total ending allowance	0	0
Loans:
Acquired with deteriorated credit quality	106	731
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial [Member]
Ending allowance balance attributable to loans:
Total ending allowance	0	0
Loans:
Acquired with deteriorated credit quality	0	619
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial Mortgage [Member]
Ending allowance balance attributable to loans:
Total ending allowance	0	0
Loans:
Acquired with deteriorated credit quality	106	112
Receivables Acquired with Deteriorated Credit Quality [Member] | Mortgage Warehouse [Member]
Ending allowance balance attributable to loans:
Total ending allowance	0	0
Loans:
Acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Construction [Member]
Ending allowance balance attributable to loans:
Total ending allowance	0	0
Loans:
Acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Home Equity [Member]
Ending allowance balance attributable to loans:
Total ending allowance	0	0
Loans:
Acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Consumer and Other [Member]
Ending allowance balance attributable to loans:
Total ending allowance	0	0
Loans:
Acquired with deteriorated credit quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Unallocated [Member]
Ending allowance balance attributable to loans:
Total ending allowance	0	0
Loans:
Acquired with deteriorated credit quality	$ 0	$ 0